Clients and other receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Clients and other receivables [Abstract]
Trade receivables	$ 163,856	$ 186,728
Tax receivables	54,959	39,607
Prepayments	5,521	6,375
Other accounts receivable	12,059	11,739
Clients and other receivables	236,395	244,449
Up to 3 Months [Member]
Clients and other receivables [Abstract]
Trade receivables	163,856	186,728
Euros [Member]
Clients and other receivables [Abstract]
Trade receivables	91,303	109,165
Rand [Member]
Clients and other receivables [Abstract]
Trade receivables	25,193	23,792
Other [Member]
Clients and other receivables [Abstract]
Trade receivables	9,884	7,363
All Foreign Currencies [Member]
Clients and other receivables [Abstract]
Trade receivables	$ 126,380	$ 140,320